Vanguard® International Value Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.1%)
Australia (0.6%)
	National Australia Bank Ltd.	2,029,400	38,876
	Adbri Ltd.	13,390,194	22,446
	QBE Insurance Group Ltd.	1,765,216	18,741
			80,063
Belgium (0.4%)
	KBC Group NV	846,711	63,728
Brazil (3.3%)
	Banco Bradesco SA ADR	28,827,441	101,761
	Petroleo Brasileiro SA Preference Shares	14,889,100	97,954
	Ambev SA ADR	27,553,800	85,968
	Gerdau SA Preference Shares	11,975,460	74,075
	Itau Unibanco Holding SA Preference Shares	10,767,700	65,215
	Petroleo Brasileiro SA ADR	3,298,068	48,416
			473,389
Canada (2.5%)
	Suncor Energy Inc.	3,256,143	101,883
	Nutrien Ltd.	1,277,617	88,042
	Stella-Jones Inc.	886,900	45,036
	Saputo Inc.	1,763,649	37,235
	Alimentation Couche-Tard Inc.	555,700	28,134
	Bank of Nova Scotia	558,607	28,128
	North West Co. Inc.	1,135,211	27,635
			356,093
China (8.0%)
*	Alibaba Group Holding Ltd.	24,296,700	310,497
*	Baidu Inc. ADR	1,084,345	169,147
	Tencent Holdings Ltd.	3,408,400	156,654
	Ping An Insurance Group Co. of China Ltd. Class H	12,665,500	92,290
	ENN Energy Holdings Ltd.	6,020,300	73,176
	Li Ning Co. Ltd.	10,047,000	61,251
	Sungrow Power Supply Co. Ltd. Class A	3,593,953	56,166
*	Alibaba Group Holding Ltd. ADR	505,386	51,630
	Autohome Inc. ADR	1,112,003	35,551
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	25,992,000	33,567
	Hengan International Group Co. Ltd.	7,275,000	29,924
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	5,994,938	27,846
*	Trip.com Group Ltd. ADR	603,258	24,758
	Weibo Corp. ADR	1,156,924	18,222
			1,140,679

		Shares	Market Value ($000)
Denmark (1.1%)
	Novo Nordisk A/S Class B	506,167	81,620
	Carlsberg A/S Class B	498,698	74,796
			156,416
Egypt (0.2%)
	Commercial International Bank Egypt SAE (Registered) GDR	24,883,498	29,952
Finland (1.3%)
	Nokia OYJ	20,115,499	79,073
	Sampo OYJ Class A	1,571,237	69,239
	Nokian Renkaat OYJ	3,679,749	34,226
			182,538
France (7.9%)
	Airbus SE	1,443,615	212,645
	Air Liquide SA	851,695	153,130
	TotalEnergies SE	2,498,102	151,776
	Engie SA	8,409,958	137,968
	Thales SA	567,781	84,934
	Bureau Veritas SA	2,962,936	81,374
	Pernod Ricard SA	320,308	70,619
	Legrand SA	672,121	67,383
	Capgemini SE	290,764	52,692
	Accor SA	1,231,616	46,471
	ArcelorMittal SA	1,204,465	34,835
	Bouygues SA	952,603	34,124
	Safran SA	41,270	6,851
			1,134,802
Germany (7.7%)
*,1	Covestro AG	2,414,776	129,719
	SAP SE	879,023	119,909
	Fresenius Medical Care AG & Co. KGaA	1,804,580	93,720
	Bayerische Motoren Werke AG	651,750	79,481
	Henkel AG & Co. KGaA Preference Shares	965,047	74,469
	Merck KGaA	388,917	68,342
	Continental AG	830,599	66,315
	BASF SE	1,182,740	63,408
	Infineon Technologies AG	1,365,548	59,996
[1]	Siemens Healthineers AG	1,029,148	59,797
	Henkel AG & Co. KGaA	850,710	59,450
	Jungheinrich AG Preference Shares	1,517,112	56,761
	FUCHS SE Preference Shares	1,349,387	55,856
	MTU Aero Engines AG	238,991	55,807
	Fresenius SE & Co. KGaA	1,196,842	37,559
	FUCHS SE	606,100	20,005
			1,100,594
Hong Kong (5.5%)
	AIA Group Ltd.	20,315,000	203,246
*	Sands China Ltd.	44,212,800	170,330
*	Melco Resorts & Entertainment Ltd. ADR	9,936,595	135,336
*	Galaxy Entertainment Group Ltd.	7,365,000	53,761
	Jardine Matheson Holdings Ltd.	1,058,200	52,270
	Xinyi Glass Holdings Ltd.	21,984,000	36,584
[1]	ESR Group Ltd.	18,994,000	33,307
	Sun Hung Kai Properties Ltd.	2,353,500	29,552
[1]	WH Group Ltd.	38,320,243	20,915
	Yue Yuen Industrial Holdings Ltd.	14,458,500	19,372
	CK Asset Holdings Ltd.	3,309,500	19,166

		Shares	Market Value ($000)
	Hongkong Land Holdings Ltd.	4,641,200	16,540
			790,379
India (3.2%)
	ICICI Bank Ltd. ADR	4,855,982	119,312
	Adani Ports & Special Economic Zone Ltd.	9,657,767	91,377
	HDFC Bank Ltd.	4,540,972	91,165
	Zee Entertainment Enterprises Ltd.	25,358,173	74,910
*	UPL Ltd.	7,730,784	58,781
	GAIL India Ltd.	11,496,289	16,659
			452,204
Indonesia (1.8%)
	Astra International Tbk. PT	202,829,700	92,175
	Bank Mandiri Persero Tbk. PT	219,186,600	83,323
	Telkom Indonesia Persero Tbk. PT ADR	1,567,073	38,440
	Selamat Sempurna Tbk. PT	164,317,700	21,790
	Telkom Indonesia Persero Tbk. PT	69,300,200	17,074
			252,802
Ireland (2.5%)
*	Ryanair Holdings plc ADR	1,751,871	179,619
*	ICON plc	379,267	95,352
	CRH plc	1,444,361	86,042
			361,013
Israel (0.1%)
*	Check Point Software Technologies Ltd.	94,500	12,494
Italy (0.4%)
	Brembo SpA	4,410,073	62,423
Japan (11.8%)
	Mitsubishi Electric Corp.	8,708,800	125,678
	Nidec Corp.	1,597,400	95,405
	Nomura Research Institute Ltd.	3,252,200	92,411
	Daikin Industries Ltd.	431,600	87,269
	Denso Corp.	1,143,900	79,647
	Nitto Denko Corp.	1,091,600	77,625
	Daiwa Securities Group Inc.	13,582,400	73,629
	Hoya Corp.	629,300	73,288
	Toyota Motor Corp.	4,333,500	72,862
	ITOCHU Corp.	1,694,900	68,551
	Disco Corp.	362,600	68,160
	Nihon Kohden Corp.	2,341,300	61,716
	Kansai Electric Power Co. Inc.	3,780,000	49,659
	Nitori Holdings Co. Ltd.	398,300	48,773
	Recruit Holdings Co. Ltd.	1,335,500	46,256
	Tokyo Electron Ltd.	294,600	44,216
*	Renesas Electronics Corp.	2,273,800	43,870
	Suzuki Motor Corp.	1,063,800	42,728
	Kubota Corp.	2,780,300	41,999
	Bandai Namco Holdings Inc.	1,853,700	41,939
	Ain Holdings Inc.	1,108,900	39,428
	Koito Manufacturing Co. Ltd.	2,101,100	38,634
	Subaru Corp.	1,876,700	35,570
	Shimano Inc.	227,500	34,290
	Komatsu Ltd.	1,217,700	34,113
	Seria Co. Ltd.	1,937,500	32,499
	Murata Manufacturing Co. Ltd.	538,700	32,000
	Nomura Holdings Inc.	6,973,200	28,848
	Omron Corp.	418,210	22,448

		Shares	Market Value ($000)
	Makita Corp.	774,700	21,754
	Daito Trust Construction Co. Ltd.	160,200	17,232
	FANUC Corp.	414,500	12,680
			1,685,177
Malaysia (0.2%)
	Westports Holdings Bhd.	29,234,900	22,709
Mexico (0.7%)
	Grupo Financiero Banorte SAB de CV	11,158,700	105,763
Netherlands (4.5%)
	Universal Music Group NV	3,647,420	93,556
*	Prosus NV	979,743	77,505
	Akzo Nobel NV	861,325	73,685
	Aegon NV	13,071,415	70,955
	Coca-Cola Europacific Partners plc	937,292	59,114
	ASM International NV	123,687	58,761
	Wolters Kluwer NV	341,051	42,828
	IMCD NV	278,274	42,167
	Koninklijke Vopak NV	1,109,090	41,815
	SBM Offshore NV	2,404,430	34,931
*	AerCap Holdings NV	530,331	33,840
[1]	ABN AMRO Bank NV	979,952	16,662
			645,819
Norway (0.3%)
	Bakkafrost P/F	716,387	41,689
Panama (0.8%)
	Copa Holdings SA Class A	918,653	108,419
Philippines (0.2%)
	Puregold Price Club Inc.	43,303,300	22,871
Singapore (1.9%)
	United Overseas Bank Ltd.	3,637,800	82,518
	DBS Group Holdings Ltd.	2,224,400	57,383
	Venture Corp. Ltd.	4,593,300	51,785
	Singapore Telecommunications Ltd.	23,141,200	46,423
	Sembcorp Industries Ltd.	9,155,600	37,532
			275,641
South Korea (2.3%)
	Samsung Electronics Co. Ltd.	2,350,492	128,696
[1]	Samsung Electronics Co. Ltd. GDR	87,280	118,917
	SK Hynix Inc.	675,713	65,439
*	SK Square Co. Ltd.	309,162	10,764
			323,816
Spain (0.6%)
	Industria de Diseno Textil SA	1,261,784	48,298
	Amadeus IT Group SA	632,608	45,381
			93,679
Sweden (0.4%)
	Assa Abloy AB Class B	2,366,316	56,893
Switzerland (6.9%)
	Holcim Ltd.	3,023,830	210,752
	Roche Holding AG	598,189	185,469
	Novartis AG (Registered)	1,416,867	148,342
	Cie Financiere Richemont SA (Registered) Class A	822,827	132,502
	ABB Ltd. (Registered)	2,373,145	95,228
	Adecco Group AG (Registered)	1,927,278	78,545

		Shares	Market Value ($000)
	DSM-Firmenich AG	561,313	61,873
	Swatch Group AG	123,740	39,602
	UBS Group AG (Registered)	1,776,239	39,413
			991,726
Taiwan (1.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	9,795,000	176,874
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	706,735	70,073
	King Slide Works Co. Ltd.	1,140,000	33,030
			279,977
United Kingdom (13.5%)
	BP plc	35,134,891	217,993
	RELX plc	4,626,748	155,721
	HSBC Holdings plc	16,867,261	140,107
	Compass Group plc	4,774,264	124,215
	Shell plc	3,950,682	119,736
	Unilever plc	2,049,036	110,101
	Berkeley Group Holdings plc	1,916,528	106,861
	HSBC Holdings plc (XHKG)	11,864,800	99,292
	Anglo American plc	3,164,491	97,314
	Smiths Group plc	4,072,620	88,822
	IMI plc	4,226,990	88,376
	Smith & Nephew plc	5,556,903	84,537
	Weir Group plc	2,454,760	57,814
	Taylor Wimpey plc	38,336,418	56,273
	RS Group plc	5,042,545	50,793
	Travis Perkins plc	4,312,523	48,236
	Prudential plc	3,449,386	47,899
	Victrex plc	2,370,200	47,061
	Spectris plc	942,350	42,526
	Renishaw plc	734,299	36,791
	Kingfisher plc	10,496,980	33,101
	Whitbread plc	624,929	28,073
	Croda International plc	299,524	22,678
	Lloyds Banking Group plc	29,916,882	17,284
*	easyJet plc	2,644,536	15,360
	Direct Line Insurance Group plc	220,462	426
			1,937,390
United States (2.8%)
	Aon plc Class A	416,187	132,556
	NXP Semiconductors NV	392,463	87,511
	Linde plc	194,733	75,562
	RenaissanceRe Holdings Ltd.	383,167	71,560
*	Capri Holdings Ltd.	750,819	27,713
			394,902
Vietnam (0.8%)
	Vietnam Dairy Products JSC	19,975,400	65,819
	Phu Nhuan Jewelry JSC	14,542,400	50,990
			116,809
Total Common Stocks (Cost $11,816,034)			13,752,849

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[2]	Vanguard Market Liquidity Fund (Cost $511,935)	5.274%	5,121,262	512,024
Total Investments (99.7%) (Cost $12,327,969)				14,264,873
Other Assets and Liabilities—Net (0.3%)				44,115
Net Assets (100%)				14,308,988
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $379,317,000, representing 2.7% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2023	1,466	161,685	4,723
MSCI Emerging Market Index	September 2023	1,288	67,897	2,761
				7,484

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,363,004	75,562	—	1,438,566
Common Stocks—Other	983,774	11,330,509	—	12,314,283
Temporary Cash Investments	512,024	—	—	512,024
Total	2,858,802	11,406,071	—	14,264,873

Derivative Financial Instruments
Assets
Futures Contracts[1]	7,484	—	—	7,484
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.